UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-06071

DWS Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  12/31

Date of reporting period: 3/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2010 (Unaudited)

Cash Reserve Fund Institutional
Cash Reserve Fund Institutional (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Cash Management Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets.  At March 31, 2010, the Fund owned approximately 13% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 21.8%
ABN Amro Bank NV, 0.25%, 6/25/2010	42,000,000	42,000,000
Allied Irish Banks PLC, 0.25%, 4/7/2010	169,000,000	169,000,000
Banco Bilbao Vizcaya Argentaria SA:
0.13%, 4/7/2010	345,000,000	345,000,000
0.24%, 4/6/2010	216,000,000	216,000,000
Bank of Montreal, 0.16%, 4/7/2010	425,000,000	425,000,000
Bank of Nova Scotia:
0.22%, 6/25/2010	5,200,000	5,200,000
0.28%, 8/2/2010	50,000,000	49,998,294
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.2%, 4/15/2010	200,000,000	200,000,000
0.2%, 4/26/2010	100,000,000	100,000,000
0.21%, 5/11/2010	50,000,000	50,000,000
0.21%, 5/18/2010	50,000,000	50,000,000
BNP Paribas:
0.2%, 4/19/2010	200,000,000	200,000,000
0.23%, 4/9/2010	290,000,000	290,000,000
0.23%, 4/21/2010	200,000,000	200,000,000
0.28%, 5/19/2010	118,200,000	118,200,000
0.28%, 6/10/2010	300,000,000	300,000,000
Credit Agricole SA:
0.2%, 5/17/2010	150,000,000	150,000,000
0.21%, 4/14/2010	200,000,000	200,000,000
0.22%, 4/6/2010	290,000,000	290,000,000
0.22%, 6/1/2010	200,000,000	200,000,000
0.22%, 6/3/2010	200,000,000	200,000,000
0.23%, 5/20/2010	150,000,000	150,002,041
Dexia Credit Local:
0.48%, 4/6/2010	200,000,000	200,000,000
0.49%, 4/5/2010	40,000,000	40,000,022
DnB NOR Bank ASA, 0.28%, 5/20/2010	120,200,000	120,200,000
Intesa Sanpaolo SpA:
0.19%, 4/12/2010	75,000,000	75,000,000
0.28%, 6/8/2010	200,000,000	200,000,000
KBC Bank NV:
0.27%, 5/4/2010	200,000,000	200,000,000
0.3%, 5/7/2010	100,000,000	100,000,000
Kreditanstalt fuer Wiederaufbau, 5.0%, 6/1/2010	54,639,000	55,027,555
Landeskreditbank Baden-Wuerttemberg Foerderbank, 4.25%, 9/15/2010	113,000,000	114,954,496
Lloyds TSB Bank PLC, 0.2%, 4/26/2010	350,000,000	350,000,000
Mizuho Corporate Bank Ltd.:
0.2%, 4/14/2010	134,300,000	134,300,000
0.2%, 4/26/2010	122,000,000	122,000,000
0.21%, 5/17/2010	115,000,000	115,000,000
0.22%, 5/21/2010	100,000,000	100,000,000
National Bank of Canada, 0.25%, 6/25/2010	300,000,000	300,000,000
Natixis, 0.2%, 4/7/2010	500,000,000	500,000,000
Nordea Bank Finland PLC, 0.75%, 9/23/2010	75,500,000	75,500,000
NRW.Bank, 5.375%, 7/19/2010	25,000,000	25,375,444
Rabobank Nederland NV, 0.2%, 5/7/2010	200,000,000	200,000,000
Skandinaviska Enskilda Banken AB, 0.3%, 5/4/2010	128,000,000	128,000,000
Societe Generale:
0.24%, 5/4/2010	300,000,000	300,000,000
0.25%, 4/6/2010	24,000,000	24,000,000
Sumitomo Mitsui Banking Corp.:
0.2%, 4/15/2010	113,000,000	113,000,000
0.2%, 4/19/2010	100,000,000	100,000,250
0.2%, 4/27/2010	250,000,000	250,000,000
0.22%, 5/26/2010	48,500,000	48,500,000
Svensk Exportkredit AB, 4.5%, 9/27/2010	30,000,000	30,562,271
Svenska Handelsbanken AB:
0.2%, 4/7/2010	130,000,000	130,000,108
0.21%, 6/10/2010	52,500,000	52,500,510
Toronto-Dominion Bank:
0.35%, 4/23/2010	40,000,000	40,000,000
0.65%, 4/1/2010	62,000,000	62,000,000
Wal-Mart Stores, Inc., 5.321%, 6/1/2010	148,500,000	149,649,337
Westpac Banking Corp., 0.55%, 4/23/2010	12,500,000	12,500,988

Total Certificates of Deposit and Bank Notes (Cost $8,418,471,316)		8,418,471,316
Commercial Paper 31.7%
Issued at Discount **
Anglo Irish Bank Corp., Ltd., 144A, 0.27%, 4/9/2010	124,000,000	123,992,560
Antalis US Funding Corp.:
144A, 0.21%, 4/13/2010	29,030,000	29,027,968
144A, 0.22%, 4/8/2010	25,000,000	24,998,931
144A, 0.22%, 4/12/2010	40,000,000	39,997,311
ASB Finance Ltd., 0.36%, 4/8/2010	20,000,000	19,998,600
Bank of Montreal:
0.19%, 4/12/2010	200,000,000	199,988,389
0.195%, 5/24/2010	100,000,000	99,971,292
BNP Paribas Finance, Inc., 0.16%, 4/5/2010	8,818,000	8,817,843
BNZ International Funding Ltd.:
144A, 0.34%, 4/6/2010	150,000,000	149,992,917
144A, 0.35%, 4/6/2010	30,000,000	29,998,542
BPCE SA:
0.24%, 5/10/2010	15,000,000	14,996,100
0.25%, 4/27/2010	21,000,000	20,996,208
CAFCO LLC:
144A, 0.2%, 4/19/2010	36,350,000	36,346,365
144A, 0.2%, 4/22/2010	100,000,000	99,988,333
Caisse D'Amortissement de la Dette Sociale, 0.48%, 4/19/2010	63,000,000	62,984,880
Cancara Asset Securitisation LLC:
144A, 0.23%, 4/19/2010	30,000,000	29,996,550
144A, 0.23%, 4/20/2010	34,000,000	33,995,873
Charta Corp., 144A, 0.2%, 5/7/2010	150,000,000	149,970,000
Danske Corp.:
144A, 0.18%, 4/12/2010	26,250,000	26,248,556
144A, 0.2%, 4/12/2010	24,000,000	23,998,533
DnB NOR Bank ASA, 0.29%, 6/4/2010	500,000,000	499,742,222
Eksportfinans AS, 0.16%, 4/8/2010	20,000,000	19,999,378
Fairway Finance LLC, 144A, 0.18%, 4/7/2010	27,016,000	27,015,190
General Electric Capital Corp.:
0.18%, 4/21/2010	75,000,000	74,992,500
0.22%, 4/23/2010	155,000,000	154,979,161
0.24%, 4/14/2010	130,000,000	129,988,733
0.28%, 5/18/2010	100,000,000	99,963,444
General Electric Capital Services, Inc., 0.2%, 5/20/2010	150,000,000	149,959,167
Grampian Funding LLC:
144A, 0.26%, 5/17/2010	78,000,000	77,974,087
144A, 0.26%, 5/18/2010	20,000,000	19,993,211
144A, 0.26%, 6/2/2010	40,000,000	39,982,089
144A, 0.27%, 4/22/2010	54,000,000	53,991,495
144A, 0.28%, 4/12/2010	69,300,000	69,294,071
144A, 0.31%, 4/6/2010	28,000,000	27,998,794
Hannover Funding Co., LLC:
0.5%, 4/27/2010	19,000,000	18,993,139
0.55%, 4/5/2010	40,000,000	39,997,556
ING (US) Funding LLC:
0.18%, 4/12/2010	21,100,000	21,098,840
0.18%, 5/3/2010	100,000,000	99,984,000
0.19%, 5/19/2010	250,000,000	249,935,333
Irish Life & Permanent Group Holdings PLC, 144A, 0.4%, 4/13/2010	100,000,000	99,986,667
Johnson & Johnson:
144A, 0.18%, 4/29/2010	200,000,000	199,972,000
144A, 0.19%, 4/26/2010	79,800,000	79,789,471
144A, 0.2%, 5/14/2010	45,300,000	45,289,178
144A, 0.2%, 6/3/2010	100,000,000	99,965,000
144A, 0.22%, 7/1/2010	100,000,000	99,944,389
144A, 0.22%, 8/2/2010	100,000,000	99,924,833
144A, 0.29%, 8/9/2010	50,000,000	49,947,639
JPMorgan Chase & Co., 0.25%, 7/26/2010	182,750,000	182,602,785
Kreditanstalt fuer Wiederaufbau, 0.18%, 5/21/2010	130,000,000	129,967,500
LMA Americas LLC, 144A, 0.2%, 4/12/2010	36,000,000	35,997,800
Microsoft Corp.:
0.1%, 4/8/2010	25,000,000	24,999,514
0.1%, 5/26/2010	50,000,000	49,992,361
0.15%, 4/14/2010	25,000,000	24,998,646
0.19%, 5/10/2010	100,000,000	99,979,417
0.19%, 7/21/2010	72,000,000	71,957,820
Natexis Banques Populaires US Finance Co., LLC:
0.26%, 4/21/2010	144,700,000	144,679,099
0.27%, 5/11/2010	100,000,000	99,970,000
Natixis Commercial Paper Corp.:
0.25%, 5/18/2010	40,000,000	39,986,944
0.25%, 5/3/2010	31,000,000	30,993,111
0.27%, 5/11/2010	90,000,000	89,973,000
Nestle Capital Corp., 0.15%, 6/1/2010	200,000,000	199,949,167
Nestle Finance International Ltd.:
0.27%, 8/24/2010	100,000,000	99,891,250
0.27%, 8/25/2010	98,650,000	98,541,978
New York Life Capital Corp.:
144A, 0.17%, 5/3/2010	15,000,000	14,997,733
144A, 0.18%, 5/10/2010	20,000,000	19,996,100
144A, 0.2%, 5/21/2010	24,024,000	24,017,327
Nieuw Amsterdam Receivables Corp.:
144A, 0.1%, 4/1/2010	9,357,000	9,357,000
144A, 0.2%, 4/6/2010	50,000,000	49,998,611
144A, 0.2%, 4/12/2010	63,800,000	63,796,101
144A, 0.21%, 4/9/2010	163,460,000	163,452,372
144A, 0.21%, 4/16/2010	49,300,000	49,295,686
144A, 0.22%, 4/6/2010	25,000,000	24,999,236
144A, 0.22%, 4/9/2010	80,000,000	79,996,089
NRW.Bank:
0.21%, 4/12/2010	265,800,000	265,782,882
0.21%, 4/13/2010	169,000,000	168,988,170
0.22%, 5/17/2010	86,150,000	86,125,782
0.22%, 5/18/2010	128,700,000	128,663,035
0.22%, 5/25/2010	124,000,000	123,959,080
0.25%, 7/6/2010	21,000,000	20,986,000
0.445%, 4/23/2010	75,000,000	74,979,604
0.45%, 7/8/2010	188,500,000	188,269,088
0.461%, 6/28/2010	94,265,000	94,159,004
0.49%, 5/24/2010	125,000,000	124,909,826
Old Line Funding LLC, 144A, 0.17%, 4/14/2010	62,026,000	62,022,192
PepsiCo, Inc., 0.15%, 4/14/2010	125,000,000	124,993,229
Procter & Gamble International Funding SCA, 144A, 0.13%, 4/12/2010	33,000,000	32,998,689
Rabobank USA Financial Corp., 0.185%, 4/14/2010	150,000,000	149,989,979
Romulus Funding Corp.:
144A, 0.27%, 4/8/2010	10,000,000	9,999,475
144A, 0.29%, 4/9/2010	35,000,000	34,997,745
144A, 0.29%, 5/7/2010	124,500,000	124,463,895
Salisbury Receivables Co., LLC, 144A, 0.2%, 5/5/2010	83,500,000	83,484,228
Scaldis Capital LLC:
0.2%, 4/12/2010	200,000,000	199,987,778
0.2%, 4/19/2010	125,000,000	124,987,500
0.2%, 4/20/2010	60,000,000	59,993,667
0.21%, 4/23/2010	58,000,000	57,992,557
0.23%, 5/7/2010	100,000,000	99,977,000
Sheffield Receivables Corp.:
144A, 0.21%, 5/10/2010	100,000,000	99,977,250
144A, 0.22%, 6/2/2010	100,000,000	99,962,111
Societe de Prise de Participation de l'Etat:
144A, 0.21%, 5/20/2010	31,500,000	31,490,996
144A, 0.21%, 5/25/2010	84,000,000	83,973,540
144A, 0.25%, 5/26/2010	155,000,000	154,940,799
Societe Generale North America, Inc.:
0.23%, 4/15/2010	100,000,000	99,991,056
0.23%, 5/25/2010	65,000,000	64,977,575
0.24%, 4/16/2010	104,475,000	104,464,553
0.24%, 5/14/2010	133,000,000	132,961,873
Standard Chartered Bank, 0.25%, 4/1/2010	93,500,000	93,500,000
Starbird Funding Corp.:
144A, 0.19%, 5/26/2010	50,000,000	49,985,486
144A, 0.2%, 6/8/2010	50,000,000	49,981,111
Straight-A Funding LLC:
144A, 0.14%, 4/5/2010	52,520,000	52,519,183
144A, 0.17%, 4/5/2010	160,290,000	160,286,973
144A, 0.17%, 4/6/2010	50,000,000	49,998,819
144A, 0.17%, 4/8/2010	100,122,000	100,118,690
144A, 0.17%, 4/19/2010	62,690,000	62,684,671
144A, 0.17%, 4/21/2010	50,000,000	49,995,278
144A, 0.17%, 4/27/2010	130,000,000	129,984,039
144A, 0.17%, 5/4/2010	100,000,000	99,984,416
144A, 0.18%, 5/3/2010	83,266,000	83,252,677
144A, 0.18%, 5/5/2010	135,500,000	135,476,965
144A, 0.19%, 5/12/2010	60,000,000	59,987,017
144A, 0.19%, 5/14/2010	25,160,000	25,154,290
144A, 0.19%, 5/17/2010	78,000,000	77,981,063
144A, 0.19%, 5/19/2010	108,000,000	107,972,640
144A, 0.19%, 5/20/2010	77,000,000	76,980,087
144A, 0.2%, 6/1/2010	124,087,000	124,044,948
144A, 0.2%, 6/2/2010	50,000,000	49,982,778
144A, 0.2%, 6/4/2010	50,000,000	49,982,222
Sumitomo Mitsui Banking Corp., 0.2%, 4/20/2010	75,000,000	74,992,083
Swedbank AB:
144A, 0.86%, 6/3/2010	120,000,000	119,819,400
144A, 0.89%, 5/28/2010	117,700,000	117,534,141
144A, 0.99%, 5/11/2010	100,000,000	99,890,000
144A, 1.02%, 6/24/2010	22,000,000	21,947,640
144A, 1.07%, 6/10/2010	25,000,000	24,947,986
144A, 1.09%, 6/14/2010	104,000,000	103,766,982
Tasman Funding, Inc.:
144A, 0.24%, 4/12/2010	100,000,000	99,992,667
144A, 0.24%, 4/14/2010	48,000,000	47,995,840
Tempo Finance Corp., 144A, 0.21%, 4/6/2010	50,000,000	49,998,542
Toyota Credit Canada, Inc.:
0.23%, 5/12/2010	50,000,000	49,986,903
0.3%, 4/8/2010	50,000,000	49,997,083
0.3%, 4/22/2010	50,000,000	49,991,250
Toyota Credit de Puerto Rico, 0.3%, 4/8/2010	50,000,000	49,997,083
Toyota Motor Credit Corp.:
0.2%, 4/23/2010	50,000,000	49,993,889
0.25%, 4/8/2010	71,000,000	70,996,549
0.25%, 4/9/2010	150,000,000	149,991,667
0.3%, 4/14/2010	138,600,000	138,584,985
Yorktown Capital LLC, 144A, 0.24%, 6/25/2010	82,108,000	82,061,472

Total Commercial Paper (Cost $12,259,183,658)		12,259,183,658
Government & Agency Obligations 8.9%
Foreign Government Obligations 0.4%
Kingdom of Sweden, 1.0%, 4/26/2010	162,000,000	162,052,722
Other Government Related (a) 1.5%
Bank of America NA, FDIC Guaranteed, 1.7%, 12/23/2010	50,000,000	50,478,328
Dexia Credit Local, 0.701% *, 4/18/2011	115,000,000	115,012,752
JPMorgan Chase & Co., FDIC Guaranteed, 2.625%, 12/1/2010	40,000,000	40,602,916
Kreditanstalt fuer Wiederaufbau, 0.526% *, 3/2/2011	7,860,000	7,884,626
Queensland Treasury Corp., 0.271% *, 6/18/2010	180,000,000	180,000,000
Royal Bank of Scotland PLC, 0.3% *, 5/21/2010	180,000,000	180,000,000

		573,978,622
US Government Sponsored Agencies 6.9%
Federal Home Loan Bank:
Step-up Coupon, 0.2% to 4/26/2010, 0.4% to 7/26/2010, 0.6% to 10/26/2010, 0.8% to 1/26/2011	100,000,000	100,000,000
0.25%, 12/21/2010	12,000,000	11,991,623
Step-up Coupon, 0.25% to 8/10/2010, 0.55% to 2/10/2011	62,595,000	62,589,149
0.26% *, 7/13/2010	500,000,000	500,007,213
0.3% *, 5/28/2010	150,000,000	150,000,000
0.32% *, 5/21/2010	300,000,000	300,000,000
0.375%, 10/26/2010	17,600,000	17,609,152
0.48%, 10/25/2010	22,500,000	22,525,016
0.5%, 7/13/2010	60,750,000	60,733,372
0.5%, 11/23/2010	20,000,000	20,018,730
0.55%, 7/29/2010	98,450,000	98,441,334
Federal Home Loan Mortgage Corp.:
0.158% **, 6/14/2010	83,196,000	83,168,638
0.188% **, 7/13/2010	50,000,000	49,972,819
0.209% **, 8/24/2010	47,500,000	47,459,823
0.229% **, 9/1/2010	34,518,000	34,484,259
0.238% **, 7/12/2010	56,020,000	55,981,906
0.279% **, 10/26/2010	72,700,000	72,582,387
0.421% **, 5/17/2010	19,050,000	19,039,533
1.43%, 9/3/2010	97,500,000	97,829,585
Federal National Mortgage Association:
0.093% **, 5/4/2010	33,920,000	33,917,046
0.109% **, 6/1/2010	90,000,000	89,983,225
0.208% **, 7/1/2010	55,000,000	54,970,804
0.208% **, 8/2/2010	240,000,000	239,827,800
0.219% **, 8/25/2010	200,000,000	199,821,556
0.269% **, 10/25/2010	100,000,000	99,844,750
0.279% **, 11/1/2010	47,350,000	47,271,189
0.443% **, 6/1/2010	20,000,000	19,984,750
0.546% **, 8/5/2010	18,400,000	18,364,580
7.125%, 6/15/2010	50,000,000	50,675,000

		2,659,095,239
US Treasury Obligations 0.1%
US Treasury Bills:
0.035% **, 4/1/2010	11,022,000	11,022,000
0.05% **, 4/8/2010	907,000	906,991
0.1% **, 4/22/2010	2,991,000	2,990,826
0.1% **, 5/6/2010	4,000,000	3,999,611
0.11% **, 4/22/2010	200,000	199,987
0.125% **, 4/29/2010	14,500,000	14,498,590
0.145% **, 5/20/2010	2,966,000	2,965,415
0.205% **, 6/10/2010	2,534,000	2,532,990
0.43% **, 7/29/2010	10,000,000	9,985,786
0.49% **, 7/29/2010	1,100,000	1,098,218

		50,200,414

Total Government & Agency Obligations (Cost $3,445,326,997)		3,445,326,997
Short Term Notes * 11.4%
ASB Finance Ltd., 144A, 0.358%, 12/3/2010	100,000,000	100,005,513
Bank of America Corp., 0.42%, 8/13/2010	240,000,000	240,113,708
Bank of America NA:
0.827%, 6/23/2010	10,200,000	10,212,735
0.85%, 5/12/2010	42,128,000	42,155,706
Bank of Nova Scotia, 0.255%, 11/23/2010	35,700,000	35,700,000
Barclays Bank PLC, 0.447%, 4/21/2010	343,000,000	343,000,000
Bayerische Landesbank, 0.307%, 4/22/2011	40,000,000	39,976,675
Canadian Imperial Bank of Commerce:
0.2%, 8/25/2010	190,500,000	190,500,000
0.23%, 10/15/2010	50,000,000	50,000,000
0.23%, 12/13/2010	100,000,000	100,000,000
0.25%, 7/26/2010	35,000,000	35,000,000
Commonwealth Bank of Australia, 144A, 0.381%, 6/24/2010	122,500,000	122,500,000
Credit Agricole SA, 144A, 0.301%, 5/28/2010	46,367,000	46,372,286
General Electric Capital Corp., 0.31%, 4/5/2010	1,300,000	1,300,000
Governor & Co. of the Bank of Ireland:
0.576%, 4/26/2010	130,000,000	130,000,000
0.596%, 4/26/2010	75,000,000	75,000,000
JPMorgan Chase Bank NA, 0.247%, 4/28/2011	191,200,000	191,200,000
Merrill Lynch & Co., Inc., 2.5%, 5/12/2010	75,960,000	76,157,718
National Australia Bank Ltd.:
144A, 0.276%, 1/27/2011	160,000,000	160,000,000
0.351%, 7/12/2010	133,000,000	133,000,000
Natixis:
0.28%, 6/9/2010	188,000,000	188,000,000
0.3%, 5/5/2010	150,000,000	150,000,000
Procter & Gamble International Funding SCA, 0.258%, 5/7/2010	100,000,000	100,000,000

Rabobank Nederland NV:
0.229%, 11/22/2010	52,500,000	52,500,000
0.23%, 3/11/2011	50,000,000	50,000,000
144A, 0.25%, 3/16/2011	75,000,000	75,000,000
144A, 0.252%, 4/7/2011	278,000,000	278,000,000
144A, 0.65%, 5/19/2010	173,894,000	174,001,814
Royal Bank of Canada:
0.23%, 3/10/2011	100,000,000	100,000,000
0.23%, 3/14/2011	50,000,000	50,000,000
0.247%, 2/24/2011	50,000,000	50,000,000
Societe Generale, 0.501%, 4/19/2010	275,000,000	275,000,000
Toronto-Dominion Bank, 0.228%, 2/4/2011	208,000,000	208,000,000
Wachovia Bank NA, 0.311%, 5/25/2010	2,000,000	2,000,239
Westpac Banking Corp.:
0.24%, 4/15/2010	125,000,000	125,000,000
0.27%, 1/10/2011	130,000,000	130,000,000
144A, 0.285%, 12/13/2010	100,000,000	100,000,000
0.304%, 7/6/2010	119,350,000	119,350,000
144A, 0.385%, 7/2/2010	50,000,000	50,000,000

Total Short Term Notes (Cost $4,399,046,394)		4,399,046,394
Supranational 0.4%
Inter-American Development Bank, 0.34% **, 8/16/2010	148,000,000	147,808,505
International Bank for Reconstruction & Development, 0.17% **, 5/7/2010	2,321,000	2,320,605

Total Supranational (Cost $150,129,110)		150,129,110
Time Deposits 17.2%
Bank of Nova Scotia, 0.16%, 4/7/2010	640,000,000	640,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.06%, 4/1/2010	355,047,281	355,047,281
BNP Paribas, 0.05%, 4/1/2010	500,000,000	500,000,000
Caixa Geral de Depositos SA, 0.14%, 4/7/2010	250,000,000	250,000,000
Calyon, 0.09%, 4/1/2010	134,857,873	134,857,873
Canadian Imperial Bank of Commerce, 0.12%, 4/6/2010	400,000,000	400,000,000
Citibank NA:
0.08%, 4/1/2010	4,308,411	4,308,411
0.18%, 4/7/2010	500,000,000	500,000,000
Governor & Co. of the Bank of Ireland, 0.25%, 4/7/2010	325,000,000	325,000,000
JPMorgan Chase Bank NA:
0.01%, 4/1/2010	548,000,000	548,000,000
0.062%, 4/1/2010	800,000,000	800,000,000
KBC Bank NV:
0.04%, 4/1/2010	432,000,000	432,000,000
0.14%, 4/5/2010	600,000,000	600,000,000
Lloyds TSB Bank PLC, 0.12%, 4/7/2010	400,000,000	400,000,000
National Bank of Canada, 0.062%, 4/1/2010	400,000,000	400,000,000
Nordea Bank Finland PLC, 0.16%, 4/6/2010	355,000,000	355,000,000

Total Time Deposits (Cost $6,644,213,565)		6,644,213,565
Municipal Bonds and Notes 6.6%
Alaska, State Housing Finance Corp., Capital Project, Series C, 0.3% ***, 7/1/2022	24,295,000	24,295,000
Blount County, TN, Public Building Authority, Local Government Public Improvement:
Series C-3-A, 0.28% ***, 6/1/2029	10,000,000	10,000,000
Series E-5-A, 0.32% ***, 6/1/2030, Branch Banking & Trust (b)	40,000,000	40,000,000
Burke County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co. Vogtle Project, Series 1, 0.28% ***, 7/1/2049	37,335,000	37,335,000
California, Housing Finance Agency Revenue, Home Mortgage:
Series K, AMT, 0.3% ***, 8/1/2037	25,000,000	25,000,000
Series D, AMT, 0.3% ***, 2/1/2043	15,685,000	15,685,000
California, Infrastructure & Economic Development Bank Revenue, Jewish Community Center, Series A, 0.28% ***, 12/1/2031, Bank of America NA (b)	12,300,000	12,300,000
California, State Department of Water Resources, Power Supply Revenue, Series I-2, 0.27% ***, 5/1/2022, Landesbank Hessen-Thuringen (b)	5,200,000	5,200,000
California, Regents of the University of California, 0.22%, 4/13/2010	39,737,000	39,734,086
Clark County, NV, Industrial Development Revenue, Southwest Gas Corp., Series A, 0.27% ***, 12/1/2039, JPMorgan Chase Bank (b)	12,000,000	12,000,000
Colorado, Educational & Cultural Facilities Authority Revenue, Linfield Christian School Project, 0.27% ***, 5/1/2030, Evangelical Christian Credit Union (b)	16,200,000	16,200,000
Colorado, Health Facilities Authority Revenue, Bethesda Adult Communities, Series A, 0.27% ***, 8/15/2034, LaSalle Bank NA (b)	10,000,000	10,000,000
Colorado, Health Facilities Authority Revenue, Fraiser Meadows Community Project, 0.27% ***, 6/1/2038, JPMorgan Chase Bank (b)	14,000,000	14,000,000
Colorado, Housing & Finance Authority, Series I-A1, 144A, 0.25% ***, 10/1/2036	42,505,000	42,505,000
Colorado, Housing & Finance Authority, Single Family Program, Series I-A1, 0.29% ***, 11/1/2034	16,700,000	16,700,000
Colorado, Housing Finance Authority, Single Family Mortgage Revenue:
"I", Series B1, 0.22% ***, 5/1/2038	48,500,000	48,500,000
"I", Series A-2, 0.25% ***, 5/1/2038	27,900,000	27,900,000
District of Columbia, Anacostia Waterfront Corp., Pilot Revenue, Series F02, 144A, 0.29% ***, 9/30/2022	99,000,000	99,000,000
Florida, Jacksonville Electric Authority, Electric Systems Revenue:
Series 200F, 0.25%, 6/3/2010	33,200,000	33,200,000
Series 2000B, 0.25%, 6/10/2010	43,800,000	43,800,000
Series 3D-2-B, 0.29% ***, 10/1/2037	37,160,000	37,160,000
Florida, Sunshine State Governmental Financing Commission, 0.37%, 4/1/2010	25,000,000	25,000,000
Georgia, Private Colleges & Universities Authority Revenue, Emory University, Series C1, 0.27% ***, 9/1/2036	17,300,000	17,300,000
Glen Cove, NY, Housing Authority Revenue, Series 57G, 144A, AMT, 0.33% ***, 10/1/2026	12,850,000	12,850,000
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Baylor College of Medicine, Series B, 0.28% ***, 11/15/2047, Northern Trust Co. (b)	10,000,000	10,000,000
Hillsborough County, FL, School Board, Certificates of Participation, Master Lease Program, Series A, 0.3% ***, 7/1/2023, Wells Fargo Bank NA (b) (c)	10,000,000	10,000,000
Idaho, Health Facilities Authority Revenue, St. Luke's Health Systems Project, Series A, 0.3% ***, 11/1/2043, Wells Fargo Bank NA (b)	10,000,000	10,000,000
Illinois, Development Finance Authority Revenue, Chicago Symphony Project, 0.27% ***, 12/1/2033, Bank One NA (b)	11,000,000	11,000,000
Illinois, Finance Authority Revenue, Carle Foundation, Series D, 0.3% ***, 2/15/2033, JPMorgan Chase Bank (b)	29,375,000	29,375,000
Illinois, Finance Authority Revenue, Rehabilitation Institute of Chicago:
Series B, 0.3% ***, 4/1/2032, JPMorgan Chase Bank (b)	17,600,000	17,600,000
Series A, 0.3% ***, 4/1/2039, JPMorgan Chase Bank (b)	8,565,000	8,565,000
Illinois, Finance Authority, Pollution Control Revenue, Commonwealth Edison Co., Series F, 144A, 0.28% ***, 3/1/2017, JPMorgan Chase Bank (b)	10,100,000	10,100,000
Illinois, Northwestern University:
0.21%, 6/15/2010	34,000,000	33,985,125
0.23%, 6/3/2010	30,000,000	29,987,925
Iowa, Finance Authority, Multi-Family Revenue, Windsor on the River LLC, Series A, AMT, 0.34% ***, 5/1/2042, Wells Fargo Bank NA (b)	17,000,000	17,000,000
Kansas, State Department of Transportation Highway Revenue:
Series A-2, 0.24% ***, 9/1/2014	19,300,000	19,300,000
Series C-3, 0.25% ***, 9/1/2024	18,675,000	18,675,000
Maine, State Housing Authority, Mortgage Purchase Revenue, Series D, AMT, 0.34% ***, 11/15/2042	10,000,000	10,000,000
Massachusetts, Bay Transportation Authority, General Transportation Systems, 0.3% ***, 3/1/2030	15,400,000	15,400,000
Massachusetts, State Development Finance Agency Revenue, College of the Holy Cross, Series A, 0.3% ***, 9/1/2037, Bank of America NA (b)	24,000,000	24,000,000
Massachusetts, State Development Finance Agency Revenue, Wentworth Institute of Technology, 0.29% ***, 10/1/2030, RBS Citizens NA (b)	28,285,000	28,285,000
Massachusetts, State General Obligation, Series A, 0.3% ***, 9/1/2016	33,200,000	33,200,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Amherst College, Series J-1, 0.28% ***, 11/1/2035	23,895,000	23,895,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston University, Series N, 0.3% ***, 10/1/2034, Bank of America NA (b)	13,600,000	13,600,000
Michigan, State University Revenues:
Series 2000-A, 0.25% ***, 8/15/2030	26,430,000	26,430,000
Series A, 0.25% ***, 8/15/2030	30,420,000	30,420,000
Series A, 0.28% ***, 4/1/2038	12,000,000	12,000,000
Minnesota, State Housing Finance Agency, Residential Housing, Series J, AMT, 0.3% ***, 7/1/2033	7,500,000	7,500,000
Mississippi, Business Finance Corp., Gulf Opportunity Zone, Chevron USA, Inc. Project:
Series A, 0.26% ***, 12/1/2030	76,100,000	76,100,000
Series C, 0.26% ***, 12/1/2030	28,000,000	28,000,000
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Project, 0.27% ***, 2/1/2039, US Bank NA (b)	9,000,000	9,000,000
Montgomery County, TN, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool, 0.31% ***, 7/1/2038, Bank of America NA (b)	4,865,000	4,865,000
Nashville & Davidson County, TN, Metropolitan Government, Health & Educational Facilities Board Revenue, Vanderbilt University, Series A, 0.28% ***, 10/1/2030	24,850,000	24,850,000
Nassau County, NY, Industrial Development Agency Revenue, Series 75G, 144A, AMT, 0.33% ***, 12/1/2033	15,495,000	15,495,000
New Hampshire, Health & Education Facilities Authority Revenue, Phillips Exeter Academy, 0.29% ***, 9/1/2042	20,000,000	20,000,000
New Hampshire, Health & Education Facilities Authority Revenue, RiverWoods Co. at Exeter, 0.27% ***, 3/1/2038, Bank of America NA (b)	29,000,000	29,000,000
New Jersey, State Transportation Trust Fund Authority, Transportation Systems, Series D, 0.29% ***, 6/15/2032, Sumitomo Mitsui Banking (b)	23,000,000	23,000,000
New York, Metropolitan Transportation Authority Revenue, Series E-2, 0.25% ***, 11/1/2035, Fortis Bank SA (b)	14,385,000	14,385,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, St. John's University, Series B-1, 0.29% ***, 7/1/2034, Bank of America NA (b)	28,500,000	28,500,000
New York, State Dormitory Authority Revenues, State Supported Debt, City University of New York, Series C, 0.31% ***, 7/1/2031, Bank of America NA (b)	29,900,000	29,900,000
New York, State Energy Research & Development Authority, Pollution Control Revenue, NY State Electric & Gas, Series C, 0.25% ***, 6/1/2029, Wells Fargo Bank NA (b)	13,200,000	13,200,000
New York, State Housing Finance Agency Revenue, 100 Maiden Lane Properties, Series A, 0.24% ***, 5/15/2037	42,660,000	42,660,000
New York, State Housing Finance Agency Revenue, 316 Eleventh Avenue Housing, Series A, AMT, 0.27% ***, 5/15/2041	47,800,000	47,800,000
New York, State Housing Finance Agency Revenue, 320 West 38th Street, Series B, 0.3% ***, 5/1/2042, Wachovia Bank NA (b)	5,000,000	5,000,000
New York, State Local Government Assistance Corp., Series B-3V, 0.27% ***, 4/1/2024	32,025,000	32,025,000
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 142, AMT, 0.33% ***, 10/1/2037	14,200,000	14,200,000
New York, Wells Fargo Stage Trust, Series 2009-75C, 144A, 0.27% ***, 5/1/2031	20,505,000	20,505,000
New York City, NY, Housing Development Corp., Multi-Family Rent Housing Revenue, 155 West 21st Street Development, Series A, AMT, 0.25% ***, 11/15/2037	7,300,000	7,300,000
New York City, NY, Housing Development Corp., Residential Revenue, Queens College, Series A, 0.27% ***, 6/1/2043, RBS Citizens NA (b)	13,000,000	13,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series C, 0.31% ***, 6/15/2033	17,600,000	17,600,000
New York, NY, General Obligation:
Series A-5, 0.26% ***, 8/1/2031, Bank of Nova Scotia (b)	14,320,000	14,320,000
Series H-2, 0.26% ***, 3/1/2034, Bank of New York (b)	21,095,000	21,095,000
Series G-4, 0.28% ***, 3/1/2039	65,000,000	65,000,000
Series J12, 0.38% ***, 8/1/2029	32,770,000	32,770,000
Norfolk, VA, General Obligation, 0.27% ***, 8/1/2037	11,640,000	11,640,000
North Carolina, Capital Facilities Finance Agency, Exempt Facilities Revenue, Republic Services, Inc., 0.31% ***, 9/1/2025, Bank of America NA (b)	5,000,000	5,000,000
North Texas, Higher Education Authority, Inc., Student Loan Revenue, Series A, AMT, 0.28% ***, 12/1/2038, Lloyds TSB Bank PLC (b)	8,600,000	8,600,000
North Texas, Tollway Authority Revenue, Series D, 0.27% ***, 1/1/2049, JPMorgan Chase Bank (b)	27,000,000	27,000,000
Ohio, Housing Finance Agency, Mortgage Revenue, Residential Mortgage Backed, Series D, AMT, 0.3% ***, 9/1/2036	45,000,000	45,000,000
Ohio, State Higher Educational Facility Commission Revenue, University Hospitals Health System, Inc., Series C, 0.25% ***, 1/15/2035, Wells Fargo Bank NA (b)	33,125,000	33,125,000
Ohio, State Hospital Facility, Series 3591, 144A, 0.3% ***, 1/1/2017	15,000,000	15,000,000
Oklahoma, State Turnpike Authority Revenue, Series C, 0.26% ***, 1/1/2028	16,860,000	16,860,000
Orange County, FL, Health Facilities Authority Revenue, Adventist Health Sunbelt, 0.28% ***, 11/15/2026, Wells Fargo Bank NA (b)	8,550,000	8,550,000
Oregon, State Veterans Welfare:
Series 88B, 0.29% ***, 12/1/2041	5,700,000	5,700,000
Series B, 0.3% ***, 12/1/2045	7,600,000	7,600,000
Philadelphia, PA, Airport Revenue, Series C, AMT, 0.27% ***, 6/15/2025, TD Bank NA (b)	19,485,000	19,485,000
Pinellas County, FL, Health Facilities Authority Revenue, Baycare Health Systems, Series A2, 0.29% ***, 11/1/2038, Northern Trust Co. (b)	9,750,000	9,750,000
Port of Tacoma, WA, AMT, 0.32% ***, 12/1/2036, Banco Bilbao Vizcaya (b)	99,400,000	99,400,000
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, Rhode Island School of Design, Series B, 0.25% ***, 8/15/2036, Bank of America NA (b)	14,100,000	14,100,000
Riverside County, CA, Certificates of Participation, Public Safety, Communication & Woodcrest Library, 0.3% ***, 11/1/2039, Bank of America NA (b)	5,000,000	5,000,000
Salem, OH, Hospital Revenue, Salem Community Hospital, 0.3% ***, 9/1/2035, JPMorgan Chase Bank (b)	8,130,000	8,130,000
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue, Series D-1, 0.27% ***, 4/1/2045	40,000,000	40,000,000
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series A-3, AMT, 0.3% ***, 5/1/2030, JPMorgan Chase Bank (b)	13,000,000	13,000,000
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, Series B, 0.27% ***, 7/1/2037, Bank of America NA (b)	20,000,000	20,000,000
Southern California, Metropolitan Water District, Waterworks Revenue, Series B, 0.27% ***, 7/1/2028	7,000,000	7,000,000
St. Paul, MN, Housing & Redevelopment Authority, Health Care Revenue, Allina Health Systems, Series C, 0.23% ***, 11/15/2035, Wells Fargo Bank NA (b)	21,000,000	21,000,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Northwest Senior Edgemere Project, Series B, 144A, 0.27% ***, 11/15/2036, LaSalle Bank NA (b)	9,505,000	9,505,000
Texas, Alliance Airport Authority, Inc., Special Facilities Revenue, Series 2088, 144A, AMT, 0.29% ***, 4/1/2021	24,570,000	24,570,000
Texas, State Taxable Public Finance Authority, 0.28%, 5/13/2010	8,400,000	8,400,000
Texas, State Veterans Housing Assistance Fund II, Series C, 0.25% ***, 6/1/2031	11,700,000	11,700,000
Texas, University of Houston Revenues, Consolidated Systems, 0.26% ***, 2/15/2024	7,605,000	7,605,000
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Longhorn Village Project, Series B, 0.29% ***, 7/1/2037, Bank of Scotland (b)	38,940,000	38,940,000
University of Chicago, 0.219%, 4/8/2010	21,500,000	21,499,080
University of Houston, 0.22%, 4/29/2010	17,268,000	17,268,000
University of Texas, Financing Systems Revenues, Series B, 0.22% ***, 8/1/2039	61,600,000	61,600,000
Utah, Water Finance Agency Revenue, Series B-3, 0.29% ***, 7/1/2036	41,800,000	41,800,000
Vermont, Educational & Health Buildings, Financing Agency Revenue, Norwich University Project, 0.26% ***, 9/1/2038, TD Bank NA (b)	17,500,000	17,500,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.29% ***, 5/1/2028, US Bank NA (b)	8,905,000	8,905,000
Washington, Wells Fargo Stage Trust, Series 21C, 144A, 0.27% ***, 12/1/2037	10,390,000	10,390,000
West Virginia, State Hospital Finance Authority Revenue, Cabell Huntington Hospital, Series A, 0.27% ***, 1/1/2034, Branch Banking & Trust (b)	13,480,000	13,480,000
Wisconsin, Housing & Economic Development Authority Revenue, Series A, 0.34% ***, 5/1/2042	14,045,000	14,045,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series B, 0.22% ***, 3/1/2033 (b)	15,975,000	15,975,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Aspirus Wausau Hospital, 0.29% ***, 8/15/2036, JPMorgan Chase Bank (b)	14,985,000	14,985,000

Total Municipal Bonds and Notes (Cost $2,544,659,216)		2,544,659,216
Repurchase Agreements 2.0%
Banc of America Securities LLC, 0.02%, dated 3/31/2010, to be repurchased at $124,675,157 on 4/1/2010 (d)	124,675,088	124,675,088
BNP Paribas, 0.005%, dated 3/31/2010, to be repurchased at $164,762,674 on 4/1/2010 (e)	164,762,651	164,762,651
The Goldman Sachs & Co., 0.12%, dated 3/30/2010, to be repurchased at $500,013,333 on 4/7/2010 (f)	500,000,000	500,000,000

Total Repurchase Agreements (Cost $789,437,739)		789,437,739

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $38,650,467,995) †	100.0	38,650,467,995
Other Assets and Liabilities, Net	(0.0)	(18,174,334)

Net Assets	100.0	38,632,293,661

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*
Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.  These securities are shown at their current rate as of March 31, 2010.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are often payable on demand and are shown at their current rates as of March 31, 2010.

†	The cost for federal income tax purposes was $38,650,467,995.
(a)	Government-backed debt issued by financial companies or government sponsored enterprises.
(b)	Security incorporates a letter of credit from the bank listed.
(c)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
National Public Finance Guarantee Corp.	0.03

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(d) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
89,263,126	Federal Home Loan Mortgage Corp.	4.5	1/1/2025-3/1/2036	91,489,828
35,266,723	Federal National Mortgage Association	3.943	9/1/2039	36,567,013
Total Collateral Value				128,056,841

(e)	Collateralized by $161,157,000 US Treasury Inflation-Indexed Note, 1.875%, maturing on 7/15/2019 with a value of $168,057,908.
(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
526,699,188	Federal National Mortgage Association-Principal Only	Zero Coupon	11/25/2039	456,184,701
55,588,560	Government National Mortgage Association	4.5-5.5	1/15/2039-11/15/2039	58,244,278
Total Collateral Value				514,428,979

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
FDIC: Federal Deposit Insurance Corp.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(g)	$—	$38,650,467,995	$—	$38,650,467,995
Total	$—	$38,650,467,995	$—	$38,650,467,995

(g)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Cash Reserves Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Cash Reserves Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 21, 2010